CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash		$ 16,146,000	$ 113,353,000
Prepaid expenses		2,960,000	330,000
Assets, Current		21,091,000	113,944,000
Total assets		349,996,000	153,746,000
Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit
Total current liabilities		14,720,000	1,345,000
Total liabilities		83,073,000	9,620,000
Commitments and contingencies (Note 2)
Shareholders’ Deficit:
Common Stock, Value, Issued		2,000	1,000
Additional paid in capital		331,074,000	167,052,000
Accumulated deficit		(62,606,000)	(22,549,000)
Total shareholders' equity	$ 250,187,000	266,923,000	144,126,000
Total liabilities and shareholders' equity		349,996,000	153,746,000
Agrico Acquisition Corp.
Assets [Abstract]
Cash	288,426	664,428	0
Prepaid expenses	52,365	6,083
Assets, Current	340,791	670,511	0
Cash and marketable securities held in Trust Account	146,651,498	146,644,675	0
Total assets	146,992,289	147,315,186	96,594
Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit
Accrued offering costs and expenses	259,507	129,068	50,000
Due to related party	0	73,795
Total current liabilities	259,507	202,863	106,266
Deferred underwriters’ fee	5,031,250	5,031,250	0
Total liabilities	5,290,757	5,234,113	106,266
Commitments and contingencies (Note 2)
Class A ordinary shares subject to possible redemption, 14,375,000 Class A ordinary shares at redemption value of $10.20 per share	146,625,000	146,625,000	0
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Common Stock, Value, Issued	14	14	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 3,593,750 issued and outstanding as of March 31, 2022 and December 31, 2021	359	359	0
Accumulated deficit	(4,923,841)	(4,544,300)	(9,672)
Total shareholders' equity	(4,923,468)	(4,543,927)	(9,672)
Total liabilities and shareholders' equity	$ 146,992,289	$ 147,315,186	$ 96,594